Note 19: Segment Financial Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total net sales	$ 16,443	$ 15,042	$ 13,807	$ 12,416	$ 14,377	$ 14,235	$ 14,469	$ 12,673	$ 57,708	$ 55,754	$ 52,275
Operating profit									7,684	7,846	6,898
Total Assets	89,409				61,452				89,409	61,452	58,493
Fixed Assets, net	8,518				6,201				8,518	6,201	6,280
United States Export Sales									9,201	7,721	7,102
United States Government Sales									10,098	9,108	9,134
Effective Date of Announcement of Changes in Organizational Structure									July 1, 2012
Capital expenditures									1,389	929	838
Depreciation and amortization									1,524	1,263	1,300
Fixed assets, net	8,518				6,201				8,518	6,201
Business Acquisition Revenue Reported by Acquired Entity for Current Year	600								600
US
Segment Reporting Information [Line Items]
Total net sales									32,175	28,993	27,547
Operating profit									3,663	4,264	3,839
Fixed Assets, net	4,311				2,974				4,311	2,974	3,013
Europe [Member]
Segment Reporting Information [Line Items]
Total net sales									11,823	12,344	11,678
Operating profit									2,100	2,089	1,858
Fixed Assets, net	1,804				1,210				1,804	1,210	1,282
United States Export Sales									3,117	2,284	1,902
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total net sales									8,733	9,016	7,658
Operating profit									1,648	1,429	1,152
Fixed Assets, net	947				883				947	883	839
United States Export Sales									2,998	2,448	2,641
Other Geographic Regions [Member]
Segment Reporting Information [Line Items]
Total net sales									4,964	5,376	5,369
Operating profit									772	711	757
Fixed Assets, net	1,122				760				1,122	760	804
United States Export Sales									3,086	2,989	2,559
Geographical Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total net sales									13	25	23
Operating profit									(499)	(647)	(708)
Fixed Assets, net	334				374				334	374	342
Otis [Member]
Segment Reporting Information [Line Items]
Total net sales									12,056	12,437	11,579
Operating profit									2,512	2,815	2,575
Total Assets	8,866				8,717				8,866	8,717	8,097
Capital Expenditures									141	75	55
Depreciation and Amortization									220	223	211
UTC Climate, Controls and Security [Member]
Segment Reporting Information [Line Items]
Total net sales									17,090	18,864	17,876
Operating profit									2,425	2,212	1,776
Total Assets	22,253				21,630				22,253	21,630	21,837
Capital Expenditures									265	305	234
Depreciation and Amortization									418	432	457
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Total net sales									13,964	12,711	12,150
Operating profit									1,589	1,867	1,885
Total Assets	15,938				10,705				15,938	10,705	10,139
Capital Expenditures									462	290	321
Depreciation and Amortization									324	332	340
United States Government Sales									3,718	2,995	3,339
UTC Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Total net sales									8,334	4,760	4,399
Operating profit									944	759	654
Total Assets	35,589				8,593				35,589	8,593	8,540
Capital Expenditures									367	163	117
Depreciation and Amortization									412	172	172
United States Government Sales									1,742	1,021	1,115
Sikorsky [Member]
Segment Reporting Information [Line Items]
Total net sales									6,791	7,355	6,684
Operating profit									712	840	716
Total Assets	4,975				4,628				4,975	4,628	4,521
Capital Expenditures									94	92	108
Depreciation and Amortization									85	84	83
United States Government Sales									4,512	4,967	4,529
Total Segments [Member]
Segment Reporting Information [Line Items]
Total net sales									58,235	56,127	52,688
Operating profit									8,182	8,493	7,606
Total Assets	87,621				54,273				87,621	54,273	53,134
Capital Expenditures									1,329	925	835
Depreciation and Amortization									1,459	1,243	1,263
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Total net sales									(527)	(373)	(413)
Operating profit									(72)	(228)	(331)
Total Assets	1,788				7,179				1,788	7,179	5,359
Capital Expenditures									60	4	3
Depreciation and Amortization									65	20	37
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Total net sales									0	0	0
Operating profit									(426)	(419)	(377)
Other Segments [Member]
Segment Reporting Information [Line Items]
United States Government Sales									$ 126	$ 125	$ 151